RETIREMENT BENEFITS (Tables)	12 Months Ended
Dec. 31, 2015
Compensation and Retirement Disclosure [Abstract]
Components of net (benefit) expense
The following table summarizes the components of net (benefit) expense recognized in the Consolidated Statement of Income for the Company’s pension and postretirement plans, for Significant Plans and All Other Plans, for the periods indicated.

	Pension plans						Postretirement benefit plans
	U.S. plans			Non-U.S. plans			U.S. plans			Non-U.S. plans
In millions of dollars	2015	2014	2013	2015	2014	2013	2015	2014	2013	2015	2014	2013
Qualified plans
Benefits earned during the year	$4	$6	$8	$168	$178	$210	$—	$—	$—	$12	$15	$43
Interest cost on benefit obligation	553	541	538	317	376	384	33	33	33	108	120	146
Expected return on plan assets	(893)	(878)	(863)	(323)	(384)	(396)	(3)	(1)	(2)	(105)	(121)	(133)
Amortization of unrecognized
Prior service (benefit) cost	(3)	(3)	(4)	2	1	4	—	—	(1)	(11)	(12)	—
Net actuarial loss	139	105	104	73	77	95	—	—	—	43	39	45
Curtailment loss (gain)(1)	14	—	21	—	14	4	—	—	—	(1)	—	—
Settlement loss (gain)(1)	—	—	—	44	53	13	—	—	—	—	—	(1)
Special termination benefits(1)	—	—	—	—	9	8	—	—	—	—	—	—
Net qualified plans (benefit) expense	$(186)	$(229)	$(196)	$281	$324	$322	$30	$32	$30	$46	$41	$100
Nonqualified plans expense	43	45	46	—	—	—	—	—	—	—	—	—
Cumulative effect of change in accounting policy(2)	—	—	(23)	—	—	—	—	—	—	—	—	3
Total net (benefit) expense	$(143)	$(184)	$(173)	$281	$324	$322	$30	$32	$30	$46	$41	$103

(1)	Losses (gains) due to curtailment, settlement and special termination benefits relate to repositioning and divestiture actions.

(2)	Cumulative effect of adopting quarterly measurement for Significant Plans.
The following table summarizes the components of net expense recognized in the Consolidated Statement of Income for the Company’s U.S. postemployment plans.

	Net expense
In millions of dollars	2015	2014	2013
Service related expense
Service cost	$—	$—	$20
Interest cost	4	5	10
Prior service (benefit)	(31)	(31)	(3)
Net actuarial loss	12	14	17
Total service related expense	$(15)	$(12)	$44
Non-service related expense (benefit)	$3	$37	$(14)
Total net (benefit) expense	$(12)	$25	$30

Summary of entity's contributions
The following table summarizes the actual Company contributions for the years ended December 31, 2015 and 2014, as well as estimated expected Company contributions for 2016. Expected contributions are subject to change since contribution decisions are affected by various factors, such as market performance and regulatory requirements.

Summary of Company Contributions

	Pension plans(1)						Postretirement benefit plans(1)
	U.S. plans(2)			Non-U.S. plans			U.S. plans			Non-U.S. plans
In millions of dollars	2016	2015	2014	2016	2015	2014	2016	2015	2014	2016	2015	2014
Contributions made by the Company	$—	$—	$100	$78	$92	$130	$—	$174	$—	$3	$4	$6
Benefits paid directly by the Company	55	52	58	59	42	100	—	61	56	6	5	6

(1)	Amounts reported for 2016 are expected amounts.

(2)	The U.S. pension plans include benefits paid directly by the Company for the nonqualified pension plans.

Summary of the funded status and amounts recognized in the Consolidated Balance Sheet for the Company's U.S. qualified, non-qualified plans and plans outside the U.S.

Net Amount Recognized

	Pension plans				Postretirement benefit plans
In millions of dollars	U.S. plans		Non-U.S. plans		U.S. plans		Non-U.S. plans
	2015	2014	2015	2014	2015	2014	2015	2014
Change in projected benefit obligation
Qualified plans
Projected benefit obligation at beginning of year	$14,060	$12,137	$7,252	$7,194	$917	$780	$1,527	$1,411
Benefits earned during the year	4	6	168	178	—	—	12	15
Interest cost on benefit obligation	553	541	317	376	33	33	108	120
Plan amendments	—	—	6	2	—	—	—	(14)
Actuarial loss (gain)(1)	(649)	2,077	(28)	790	(55)	184	(88)	262
Benefits paid, net of participants’ contributions	(751)	(701)	(294)	(352)	(90)	(91)	(57)	(93)
Expected government subsidy	—	—	—	—	12	11	—	—
Divestitures	—	—	(147)	(18)	—	—	—	(1)
Settlement (gain) loss(2)	—	—	(61)	(184)	—	—	—	—
Curtailment (gain) loss(2)	14	—	(8)	(58)	—	—	—	(3)
Special termination benefits(2)	—	—	—	9	—	—	—	—
Foreign exchange impact and other	—	—	(671)	(685)	—	—	(211)	(170)
Qualified plans	$13,231	$14,060	$6,534	$7,252	$817	$917	$1,291	$1,527
Nonqualified plans	712	779	—	—	—	—	—	—
Projected benefit obligation at year end	$13,943	$14,839	$6,534	$7,252	$817	$917	$1,291	$1,527

(1)	2014 amounts for the U.S. plans include impact of the adoption of updated mortality tables (see “Mortality Tables” below).

(2)	Curtailment, settlement (gains)/losses and special termination benefits relate to repositioning and divestiture activities.

	Pension plans				Postretirement benefit plans
	U.S. plans		Non-U.S. plans		U.S. plans		Non-U.S. plans
In millions of dollars	2015	2014	2015	2014	2015	2014	2015	2014
Change in plan assets
Qualified plans
Plan assets at fair value at beginning of year	$13,071	$12,731	$7,057	$6,918	$10	$32	$1,384	$1,472
Actual return on plan assets	(183)	941	56	1,108	(1)	2	(5)	166
Company contributions	—	100	134	230	235	56	9	12
Plan participants’ contributions	—	—	5	5	49	51	—	—
Divestitures	—	—	(131)	(11)	—	—	—	—
Settlements	—	—	(61)	(184)	—	—	—	—
Benefits paid, net of government subsidy	(751)	(701)	(299)	(357)	(127)	(131)	(57)	(93)
Foreign exchange impact and other	—	—	(657)	(652)	—	—	(198)	(173)
Qualified plans	$12,137	$13,071	$6,104	$7,057	$166	$10	$1,133	$1,384
Nonqualified plans	—	—	—	—	—	—	—	—
Plan assets at fair value at year end	$12,137	$13,071	$6,104	$7,057	$166	$10	$1,133	$1,384

Funded status of the plans
Qualified plans(2)	$(1,094)	$(989)	$(430)	$(195)	$(651)	$(907)	$(158)	$(143)
Nonqualified plans(1)	(712)	(779)	—	—	—	—	—	—
Funded status of the plans at year end	$(1,806)	$(1,768)	$(430)	$(195)	$(651)	$(907)	$(158)	$(143)

Net amount recognized
Qualified plans
Benefit asset	$—	$—	$726	$921	$—	$—	$115	$196
Benefit liability	(1,094)	(989)	(1,156)	(1,116)	(651)	(907)	(273)	(339)
Qualified plans	$(1,094)	$(989)	$(430)	$(195)	$(651)	$(907)	$(158)	$(143)
Nonqualified plans	(712)	(779)	—	—	—	—	—	—
Net amount recognized on the balance sheet	$(1,806)	$(1,768)	$(430)	$(195)	$(651)	$(907)	$(158)	$(143)

Amounts recognized in Accumulated other comprehensive income (loss)
Qualified plans
Net transition obligation	$—	$—	$(1)	$(1)	$—	$—	$—	$—
Prior service benefit	—	3	5	13	—	—	125	157
Net actuarial gain (loss)	(6,107)	(5,819)	(1,613)	(1,690)	3	(56)	(547)	(658)
Qualified plans	$(6,107)	$(5,816)	$(1,609)	$(1,678)	$3	$(56)	$(422)	$(501)
Nonqualified plans	(266)	(325)	—	—	—	—	—	—
Net amount recognized in equity (pretax)	$(6,373)	$(6,141)	$(1,609)	$(1,678)	$3	$(56)	$(422)	$(501)

Accumulated benefit obligation
Qualified plans	$13,226	$14,050	$6,049	$6,699	$817	$917	$1,291	$1,527
Nonqualified plans	706	771	—	—	—	—	—	—
Accumulated benefit obligation at year end	$13,932	$14,821	$6,049	$6,699	$817	$917	$1,291	$1,527

(1)	The nonqualified plans of the Company are unfunded.

(2)
The U.S. qualified pension plan is fully funded under specified Employee Retirement Income Security Act (ERISA) funding rules as of January 1, 2016 and no minimum required funding is expected for 2016.

Change in accumulated other comprehensive income (loss)
The following table shows the change in Accumulated other comprehensive income (loss) related to Company’s pension and postretirement benefit plans (for Significant Plans and All Other Plans) for the years indicated.

In millions of dollars	2015	2014	2013

Beginning of year balance, net of tax(1)(2)	$(5,159)	$(3,989)	$(5,270)
Cumulative effect of change in accounting policy(3)	—	—	(22)
Actuarial assumptions changes and plan experience(4)	898	(3,404)	2,380
Net asset gain (loss) due to difference between actual and expected returns	(1,457)	833	(1,084)
Net amortizations	236	202	271
Prior service (cost) credit	(6)	13	360
Curtailment/settlement gain(5)	57	67	—
Foreign exchange impact and other	291	459	74
Change in deferred taxes, net	24	660	(698)
Change, net of tax	$43	$(1,170)	$1,281
End of year balance, net of tax(1)(2)	$(5,116)	$(5,159)	$(3,989)

(1)	See Note 20 to the Consolidated Financial Statements for further discussion of net Accumulated other comprehensive income (loss) balance.

(2)	Includes net-of-tax amounts for certain profit sharing plans outside the U.S.

(3)	Represents the cumulative effect of the change in accounting policy due to adoption of quarterly measurement for Significant Plans.

(4)	Includes $46 million, $(111) million and $58 million of actuarial gains (losses) related to the U.S. nonqualified pension plans for 2015, 2014 and 2013, respectively.

(5)	Curtailment and settlement gains relate to repositioning and divestiture activities.

Aggregate projected benefit obligation (PBO), accumulated benefit obligation (ABO), and fair value of plan assets for pension plans with a PBO or ABO that exceeds the fair value of plan assets
At December 31, 2015 and 2014, the aggregate projected benefit obligation (PBO), the aggregate accumulated benefit obligation (ABO), and the aggregate fair value of plan assets are presented for all defined benefit pension plans with a PBO in excess of plan assets and for all defined benefit pension plans with an ABO in excess of plan assets as follows:

	PBO exceeds fair value of plan assets				ABO exceeds fair value of plan assets
	U.S. plans(1)		Non-U.S. plans		U.S. plans(1)		Non-U.S. plans
In millions of dollars	2015	2014	2015	2014	2015	2014	2015	2014
Projected benefit obligation	$13,943	$14,839	$3,918	$2,756	$13,943	$14,839	$2,369	$2,570
Accumulated benefit obligation	13,932	14,821	3,488	2,353	13,932	14,821	2,047	2,233
Fair value of plan assets	12,137	13,071	2,762	1,640	12,137	13,071	1,243	1,495

(1)	At December 31, 2015 and 2014, for both the U.S. qualified plan and nonqualified plans, the aggregate PBO and the aggregate ABO exceeded plan assets.

Retirement plan and mortality projections
At December 31, 2015, the Company maintained the Retirement Plan 2014 (RP-2014) mortality table and adopted Mortality Projection 2015 (MP-2015) projection table for the U.S. plans.

U.S. Plans	2015(2)	2014(3)
Mortality(1)
Pension	RP-2014/MP-2015	RP-2014/MP-2014
Postretirement	RP-2014/MP-2015	RP-2014/MP-2014

(1)	The RP-2014 table is the white-collar RP-2014 table, with a 4% increase in rates to reflect the lower Citigroup-specific mortality experience.

(2)	The MP-2015 projection scale is projected from 2011, with convergence to 0.5% ultimate rate of annual improvement by 2029.

(3)	The MP-2014 projection scale includes a phase-out of the assumed rates of improvements from 2015 to 2027.

Assumptions used in determining benefit obligations and net benefit expense
Other significant assumptions for the awards are as follows:

Valuation Assumptions	2015	2014	2013
Expected volatility	27.13%	39.12%	42.65%
Expected dividend yield	0.08%	0.08%	0.12%
Citigroup’s pension and postretirement plans’ weighted-average asset allocations for the non-U.S. plans and the actual ranges and the weighted-average target allocations by asset category based on asset fair values are as follows:

	Non-U.S. pension plans
	Target asset allocation	Actual range at December 31,		Weighted-average at December 31,
Asset category(1)	2016	2015	2014	2015	2014
Equity securities	0–63%	0–68%	0–67%	16%	17%
Debt securities	0–100	0–100	0–100	77	77
Real estate	0–19	0–18	0–21	1	—
Other investments	0–100	0–100	0–100	6	6
Total				100%	100%

(1)	Similar to the U.S. plans, asset allocations for certain non-U.S. plans are set by investment strategy, not by investment product.

	Non-U.S. postretirement plans
	Target asset allocation	Actual range at December 31,		Weighted-average at December 31,
Asset category(1)	2016	2015	2014	2015	2014
Equity securities	0–41%	0–41%	0–42%	41%	42%
Debt securities	56–100	56–100	54–100	56	54
Other investments	0–3	0–3	0–4	3	4
Total				100%	100%

(1)	Similar to the U.S. plans, asset allocations for certain non-U.S. plans are set by investment strategy, not by investment product.

Citigroup’s pension and postretirement plans’ asset allocations for the U.S. plans and the target allocations by asset category based on asset fair values, are as follows:

	Target asset allocation	U.S. pension assets at December 31,		U.S. postretirement assets at December 31,
Asset category(1)	2016	2015	2014	2015	2014
Equity securities(2)	0–30%	19%	20%	19%	20%
Debt securities	25–73	46	44	46	44
Real estate	0–7	4	4	4	4
Private equity	0–10	6	8	6	8
Other investments	0–22	25	24	25	24
Total		100%	100%	100%	100%

(1)
Asset allocations for the U.S. plans are set by investment strategy, not by investment product. For example, private equities with an underlying investment in real estate are classified in the real estate asset category, not private equity.

(2)	Equity securities in the U.S. pension and postretirement plans do not include any Citigroup common stock at the end of 2015 and 2014.
Certain assumptions used in determining pension and postretirement benefit obligations and net benefit expense for the Company’s plans are shown in the following table:

At year end	2015	2014
Discount rate
U.S. plans
Qualified pension	4.40%	4.00%
Nonqualified pension	4.35	3.90
Postretirement	4.20	3.80
Non-U.S. pension plans
Range	0.25 to 42.00	1.00 to 32.50
Weighted average	4.76	4.74
Non-U.S. postretirement plans
Range	2.00 to 13.20	2.25 to 12.00
Weighted average	7.90	7.50
Future compensation increase rate
U.S. plans	N/A	N/A
Non-U.S. pension plans
Range	1.00 to 40.00	1.00 to 30.00
Weighted average	3.24	3.27
Expected return on assets
U.S. plans	7.00	7.00
Non-U.S. pension plans
Range	1.60 to 11.50	1.30 to 11.50
Weighted average	4.95	5.08
Non-U.S. postretirement plans
Range	8.00 to 10.70	8.50 to 10.40
Weighted average	8.01	8.51

During the year	2015	2014	2013
Discount rate
U.S. plans
Qualified pension	4.00%/3.85%/ 4.45%/4.35%	4.75%/4.55%/ 4.25%/4.25%	3.90%/4.20%/ 4.75%/ 4.80%
Nonqualified pension	3.90/3.70/ 4.30/4.25	4.75	3.90
Postretirement	3.80/3.65/ 4.20/4.10	4.35/4.15/ 3.95/4.00	3.60/3.60/ 4.40/ 4.30
Non-U.S. pension plans
Range	1.00 to 32.50	1.60 to 29.25	1.50 to 28.00
Weighted average	4.74	5.60	5.24
Non-U.S. postretirement plans
Range	2.25 to 12.00	3.50 to 11.90	3.50 to 10.00
Weighted average	7.50	8.65	7.46
Future compensation increase rate
U.S. plans	N/A	N/A	N/A
Non-U.S. pension plans
Range	0.75 to 30.00	1.00 to 26.00	1.20 to 26.00
Weighted average	3.27	3.40	3.93
Expected return on assets
U.S. plans	7.00	7.00	7.00
Non-U.S. pension plans
Range	1.30 to 11.50	1.20 to 11.50	0.90 to 11.50
Weighted average	5.08	5.68	5.76
Non-U.S. postretirement plans
Range	8.50 to 10.40	8.50 to 8.90	8.50 to 9.60
Weighted average	8.51	8.50	8.50
The following table summarizes certain assumptions used in determining the postemployment benefit obligations and net benefit expenses for the Company’s U.S. postemployment plans.

	2015	2014
Discount rate	3.70%	3.45%
Health care cost increase rate
Following year	7.00%	7.50%
Ultimate rate to which cost increase is assumed to decline	5.00	5.00
Year in which the ultimate rate is reached	2020	2020

Schedule of expected long term rates of return on assets
The following table shows the expected rates of return used in determining the Company’s pension expense compared to the actual rate of return on plan assets during 2015, 2014 and 2013 for the U.S. pension and postretirement plans:

	2015	2014	2013
Expected rate of return	7.00%	7.00%	7.00%
Actual rate of return(1)	(1.70)	7.80	6.00

(1)	Actual rates of return are presented net of fees.

Schedule of health care cost trend rates

	2015	2014
Health care cost increase rate for Non-U.S. plans (weighted average)
Following year	6.87%	6.94%
Ultimate rate to which cost increase is assumed to decline	6.86	6.93
Range of years in which the ultimate rate is reached	2016–2029	2015–2027
Assumed health care cost-trend rates were as follows:

	2015	2014
Health care cost increase rate for U.S. plans
Following year	7.00%	7.50%
Ultimate rate to which cost increase is assumed to decline	5.00	5.00
Year in which the ultimate rate is reached(1)	2020	2020

(1)	Weighted average for plans with different following year and ultimate rates.

Effect of one-percentage-point change in the discount rates on pension expense
The following tables summarize the effect on pension expense of a one-percentage-point change in the discount rate:

	One-percentage-point increase
In millions of dollars	2015	2014	2013
U.S. plans	$26	$28	$16
Non-U.S. plans	(32)	(39)	(52)

	One-percentage-point decrease
In millions of dollars	2015	2014	2013
U.S. plans	$(44)	$(45)	$(57)
Non-U.S. plans	44	56	79

Schedule of effect of one percentage point change in expected rates of return
The following tables summarize the effect on pension expense of a one-percentage-point change in the expected rates of return:

	One-percentage-point increase
In millions of dollars	2015	2014	2013
U.S. plans	$(128)	$(129)	$(123)
Non-U.S. plans	(63)	(67)	(68)

	One-percentage-point decrease
In millions of dollars	2015	2014	2013
U.S. plans	$128	$129	$123
Non-U.S. plans	63	67	68

Schedule of effect of one percentage point change in assumed health care cost trend rates
 A one-percentage-point change in assumed health care cost trend rates would have the following effects:

	One-percentage- point increase		One- percentage- point decrease
In millions of dollars	2015	2014	2015	2014
Effect on benefits earned and interest cost for U.S. postretirement plans	$2	$2	$(2)	$(1)
Effect on accumulated postretirement benefit obligation for U.S. postretirement plans	45	40	(38)	(34)

	One-percentage- point increase		One- percentage- point decrease
In millions of dollars	2015	2014	2015	2014
Effect on benefits earned and interest cost for non-U.S. postretirement plans	$15	$17	$(12)	$(14)
Effect on accumulated postretirement benefit obligation for non-U.S. postretirement plans	156	197	(128)	(161)

Schedule of fair value of plan assets by measurement levels
Plan assets by detailed asset categories and the fair value hierarchy are as follows:

	U.S. pension and postretirement benefit plans(1)
In millions of dollars	Fair value measurement at December 31, 2015
Asset categories	Level 1	Level 2	Level 3	Total
Equity securities
U.S. equity	$694	$—	$—	$694
Non-U.S. equity	816	—	—	816
Mutual funds	223	—	—	223
Debt securities
U.S. Treasuries	1,172	—	—	1,172
U.S. agency	—	105	—	105
U.S. corporate bonds	—	1,681	—	1,681
Non-U.S. government debt	—	309	—	309
Non-U.S. corporate bonds	—	440	—	440
State and municipal debt	—	124	—	124
Asset-backed securities	—	42	—	42
Mortgage-backed securities	—	60	—	60
Annuity contracts	—	—	27	27
Derivatives	6	521	—	527
Other investments	—	—	147	147
Total investments	$2,911	$3,282	$174	$6,367
Cash and short-term investments	$138	$1,064	$—	$1,202
Other investment liabilities	(10)	(515)	—	(525)
Net investments at fair value	$3,039	$3,831	$174	$7,044
Other investment receivables valued at NAV				$18
Securities valued at NAV				5,241
Total net assets				$12,303

(1)
The investments of the U.S. pension and postretirement plans are commingled in one trust. At December 31, 2015, the allocable interests of the U.S. pension and postretirement plans were 98.6% and 1.4%, respectively.

	U.S. pension and postretirement benefit plans(1)
In millions of dollars	Fair value measurement at December 31, 2014
Asset categories	Level 1	Level 2	Level 3	Total
Equity securities
U.S. equity	$773	$—	$—	$773
Non-U.S. equity	588	—	—	588
Mutual funds	216	—	—	216
Debt securities
U.S. Treasuries	1,178	—	—	1,178
U.S. agency	—	113	—	113
U.S. corporate bonds	—	1,534	—	1,534
Non-U.S. government debt	—	357	—	357
Non-U.S. corporate bonds	—	417	—	417
State and municipal debt	—	132	—	132
Asset-backed securities	—	41	—	41
Mortgage-backed securities	—	76	—	76
Annuity contracts	—	—	59	59
Derivatives	12	637	—	649
Other investments	—	—	161	161
Total investments	$2,767	$3,307	$220	$6,294
Cash and short-term investments	$111	$1,287	—	$1,398
Other investment liabilities	(17)	(618)	—	(635)
Net investments at fair value	$2,861	$3,976	$220	$7,057
Other investment receivables valued at NAV				$63
Securities valued at NAV				5,961
Total net assets				$13,081

(1)
The investments of the U.S. pension and postretirement plans are commingled in one trust. At December 31, 2014, the allocable interests of the U.S. pension and postretirement plans were 99.9% and .01%, respectively.

	Non-U.S. pension and postretirement benefit plans
In millions of dollars	Fair value measurement at December 31, 2015
Asset categories	Level 1	Level 2	Level 3	Total
Equity securities
U.S. equity	$5	$11	$—	$16
Non-U.S. equity	74	222	47	343
Commingled funds	5	—	—	5
Debt securities
U.S. Treasuries	—	1	—	1
U.S. corporate bonds	—	360	—	360
Non-U.S. government debt	2,886	171	—	3,057
Non-U.S. corporate bonds	87	683	5	775
Real estate	—	3	1	4
Mortgage-backed securities	22	—	—	22
Annuity contracts	—	1	41	42
Other investments	1	—	163	164
Total investments	$3,080	$1,452	$257	$4,789
Cash and short-term investments	$73	$2	$—	$75
Other investment liabilities	—	(690)	—	(690)
Net investments at fair value	$3,153	$764	$257	$4,174
Other investment receivables valued at NAV				$97
Securities valued at NAV				2,966
Total net assets				$7,237

	Non-U.S. pension and postretirement benefit plans
In millions of dollars	Fair value measurement at December 31, 2014
Asset categories	Level 1	Level 2	Level 3	Total
Equity securities
U.S. equity	$5	$13	$—	$18
Non-U.S. equity	83	257	48	388
Mutual funds	—	24	—	24
Commingled funds	10	—	—	10
Debt securities
U.S. corporate bonds	—	350	—	350
Non-U.S. government debt	3,213	220	1	3,434
Non-U.S. corporate bonds	99	765	5	869
Real estate	—	3	—	3
Mortgage-backed securities	—	1	—	1
Annuity contracts	—	1	32	33
Derivatives	11	—	—	11
Other investments	1	1	165	167
Total investments	$3,422	$1,635	$251	$5,308
Cash and short-term investments	$112	$2	$—	$114
Other investment liabilities	(3)	(723)	—	(726)
Net investments at fair value	$3,531	$914	$251	$4,696
Other investment receivables valued at NAV				$114
Securities valued at NAV				3,631
Total net assets				$8,441

Schedule of effect of significant unobservable inputs, changes in plan assets
The reconciliations of the beginning and ending balances during the year for Level 3 assets are as follows:

In millions of dollars	U.S. pension and postretirement benefit plans
Asset categories	Beginning Level 3 fair value at Dec. 31, 2014(1)	Realized gains (losses)	Unrealized gains (losses)	Purchases, sales, and issuances	Transfers in and/or out of Level 3	Ending Level 3 fair value at Dec. 31, 2015
Annuity contracts	$59	$—	$(4)	$(28)	$—	$27
Other investments	161	(1)	(9)	(4)	—	147
Total investments	$220	$(1)	$(13)	$(32)	$—	$174

(1)	Beginning balance was adjusted to exclude $2,496 million of investments valued at NAV.

In millions of dollars	U.S. pension and postretirement benefit plans
Asset categories	Beginning Level 3 fair value at Dec. 31, 2013(1)	Realized gains (losses)	Unrealized gains (losses)	Purchases, sales, and issuances	Transfers in and/or out of Level 3	Ending Level 3 fair value at Dec. 31, 2014
Annuity contracts	$91	$—	$(1)	$(31)	$—	$59
Other investments	150	(1)	(4)	16	—	161
Total investments	$241	$(1)	$(5)	$(15)	$—	$220

(1)	Beginning balance was adjusted to exclude $3,284 million of investments valued at NAV.

In millions of dollars	Non-U.S. pension and postretirement benefit plans
Asset categories	Beginning Level 3 fair value at Dec. 31, 2014(1)	Unrealized gains (losses)	Purchases, sales, and issuances	Transfers in and/or out of Level 3	Ending Level 3 fair value at Dec. 31, 2015
Equity securities
Non-U.S. equity	$48	$(1)	$—	$—	$47
Debt securities
Non-U.S. government debt	1	—	(1)	—	—
Non-U.S. corporate bonds	5	(1)	1	—	5
Real estate	—	—	—	1	1
Annuity contracts	32	2	4	3	41
Other investments	165	(2)	2	(2)	163
Total investments	$251	$(2)	$6	$2	$257

(1)	Beginning balance was adjusted to exclude $5 million of investments valued at NAV.

In millions of dollars	Non-U.S. pension and postretirement benefit plans
Asset categories	Beginning Level 3 fair value at Dec. 31, 2013(1)	Unrealized gains (losses)	Purchases, sales, and issuances	Transfers in and/or out of Level 3	Ending Level 3 fair value at Dec. 31, 2014
Equity securities
Non-U.S. equity	$49	$(3)	$—	$2	$48
Debt securities
Non-U.S. government bonds	—	—	—	1	1
Non-U.S. corporate bonds	5	—	1	(1)	5
Annuity contracts	32	—	—	—	32
Other investments	202	—	(37)	—	165
Total investments	$288	$(3)	$(36)	$2	$251

(1)	Beginning balance was adjusted to exclude $11 million of investments valued at NAV

Schedule of expected benefit payments
The Company expects to pay the following estimated benefit payments in future years:

	Pension plans		Postretirement benefit plans
In millions of dollars	U.S. plans	Non-U.S. plans	U.S. plans	Non-U.S. plans
2016	$903	$377	$71	$63
2017	818	337	70	67
2018	828	359	68	72
2019	848	382	67	77
2020	876	415	65	83
2021–2025	4,523	2,467	303	523
The following table shows the estimated future benefit payments for the Medicare Part D of the U.S. postretirement plan.

In millions of dollars	Expected U.S. postretirement benefit payments
	Before Medicare Part D subsidy	Medicare Part D subsidy	After Medicare Part D subsidy
2016	$71	$—	$71
2017	70	—	70
2018	68	—	68
2019	67	—	67
2020	65	—	65
2021–2025	303	2	301

Defined contribution plans
The following table summarizes the Company contributions to the U.S. and non-U.S. plans.

	U.S. plans
In millions of dollars	2015	2014	2013
Company contributions	$380	$383	$394

	Non U.S. plans
In millions of dollars	2015	2014	2013
Company contributions	$375	$385	$402